CONSOLIDATED STATEMENTS OF PROFIT (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Retail finance	$ 1,291	$ 1,320	$ 1,452
Operating lease	870	885	915
Wholesale finance	299	205	244
Other, net	185	142	103
Total revenues	2,645	2,552	2,714
Expenses:
Interest	827	917	1,048
Depreciation on equipment leased to others	690	690	713
General, operating and administrative	412	358	325
Provision for credit losses	176	213	231
Other	27	47	49
Total expenses	2,132	2,225	2,366
Other income (expense)	(9)	2	(28)
Profit before income taxes	504	329	320
Provision for income taxes	111	40	45
Profit of Consolidated Companies	393	289	275
Less: Profit attributable to noncontrolling interests	15	11	16
Profit	$ 378	$ 278	$ 259